Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 25	$ 109
Restricted cash equivalents	10	11
Accounts receivable, less allowance for uncollectible accounts of $34 million and $43 million, respectively	804	835
Inventories	153	125
Prepayments of income taxes	59	74
Deferred income tax assets, net	28	59
Prepaid expenses and other	150	190
Assets held for disposition	38	126
Total Current Assets	1,267	1,529
INVESTMENTS AND OTHER ASSETS
Goodwill	1,407	1,407
Regulatory assets	2,614	2,196
Investment in finance leases held in trust	1,237	1,349
Income taxes receivable	217	84
Restricted cash equivalents	17	15
Assets and accrued interest related to uncertain tax positions	18	37
Derivative assets	8
Other	163	163
Assets held for disposition		1
Total Investments and Other Assets	5,681	5,252
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	13,625	12,855
Accumulated depreciation	(4,779)	(4,635)
Net Property, Plant and Equipment	8,846	8,220
TOTAL ASSETS	15,794	15,001
CURRENT LIABILITIES
Short-term debt	965	732
Current portion of long-term debt and project funding	569	112
Accounts payable and accrued liabilities	554	488
Capital lease obligations due within one year	8	8
Taxes accrued	75	110
Interest accrued	47	47
Liabilities and accrued interest related to uncertain tax positions	9	3
Derivative liabilities	4	12
Other	272	273
Liabilities associated with assets held for disposition	40	151
Total Current Liabilities	2,543	1,936
DEFERRED CREDITS
Regulatory liabilities	501	526
Deferred income taxes, net	3,208	2,895
Investment tax credits	20	22
Pension benefit obligation	449	424
Other postretirement benefit obligations	454	469
Liabilities and accrued interest related to uncertain tax positions	15	32
Derivative liabilities	11	3
Other	191	191
Liabilities associated with assets held for disposition	2	19
Total Deferred Credits	4,851	4,581
LONG-TERM LIABILITIES
Long-Term Debt	3,648	3,794
Transition bonds issued by ACE Funding	256	295
Long-term project funding	12	13
Capital lease obligations	70	78
Total Long-Term Liabilities	3,986	4,180
COMMITMENTS AND CONTINGENCIES (NOTE 16)
Equity
Common stock	2	2
Premium on stock and other capital contributions	3,383	3,325
Accumulated other comprehensive loss	(48)	(63)
Retained earnings	1,077	1,040
Total Equity	4,414	4,304
TOTAL LIABILITIES AND EQUITY	$ 15,794	$ 15,001